Atlas America Fund
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
Exchange-Traded Funds — 84.4%
Simplify Commodities Strategy No K-1 ETF ......................................................... 20,000 $ 707,400
Agricultural Commodities — 9.4%
Invesco Agriculture Commodity Strategy No K-1 ETF ................................................ 48,000 1,750,560
Equity Funds — 3.0%
Vanguard Short-Term Inflation-Protected Securities ETF ............................................. 11,200 559,440
Financials — 3.3%
ProShares UltraShort 20+ Year Treasury ........................................................... 17,328 608,906
Gold — 19.7%
iShares Gold Trust* ................................................................................ 4,235 373,358
iShares Gold Trust Micro* .......................................................................... 35,254 1,646,362
SPDR Gold MiniShares Trust* ..................................................................... 17,753 1,645,525
Total Gold 3,665,245
Industrials — 3.9%
Global X Defense Tech ETF ........................................................................ 6,968 493,613
SPDR S&P Aerospace & Defense ETF ............................................................. 928 235,694
Total Industrials 729,307
Information Technology — 2.0%
Global X Cybersecurity ETF ........................................................................ 12,434 312,218
iShares Cybersecurity and Tech ETF ............................................................... 1,533 66,915
Total Information Technology 379,133
TIPS — 8.1%
iShares 0-5 Year TIPS Bond ETF ................................................................... 14,705 1,520,938
U.S. Treasury — 31.2%
iShares 1-3 Year Treasury Bond ETF ............................................................... 15,092 1,246,146
Schwab Short-Term U.S. Treasury ETF ............................................................. 51,387 1,247,162
SPDR Portfolio Short Term Treasury ETF ........................................................... 42,692 1,245,753
U.S. Treasury 2 Year Note ETF .................................................................... 13,102 632,595
Vanguard Short-Term Treasury ETF ................................................................ 24,604 1,440,318
Total U.S. Treasury 5,811,974
Total Exchange-Traded Funds
(Cost $14,671,944)
15,732,903
Real Estate Investment Trusts — 6.7%
REITs — 6.7%
Acadia Realty Trust ................................................................................ 396 7,571
Agree Realty Corp. ................................................................................ 343 25,855
Alexandria Real Estate Equities, Inc. ............................................................... 565 26,227
American Assets Trust, Inc. ........................................................................ 198 3,645
American Healthcare REIT, Inc. .................................................................... 597 28,155
American Tower Corp. ............................................................................. 724 124,948
Apartment Investment and Management Co. ........................................................ 440 1,791

Atlas America Fund
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Shares Value
Real Estate Investment Trusts — 6.7% (continued)
REITs — 6.7% (continued)
AvalonBay Communities, Inc. ...................................................................... 402 $ 65,667
BXP, Inc. .......................................................................................... 485 25,171
CBL & Associates Properties, Inc. .................................................................. 87 3,343
Centerspace ...................................................................................... 54 3,102
COPT Defense Properties ......................................................................... 328 10,037
Crown Castle, Inc. ................................................................................. 1,215 98,792
DiamondRock Hospitality Co. ...................................................................... 605 5,669
Digital Realty Trust, Inc. ............................................................................ 709 127,769
Empire State Realty Trust, Inc. ..................................................................... 480 2,496
Equinix, Inc. ....................................................................................... 129 126,451
Equity Residential ................................................................................. 1,176 69,560
Essex Property Trust, Inc. .......................................................................... 207 50,094
Federal Realty Investment Trust .................................................................... 246 26,128
Five Point Holdings LLC* .......................................................................... 460 2,226
Gladstone Commercial Corp. ...................................................................... 135 1,543
Global Net Lease, Inc. ............................................................................. 616 5,766
HA Sustainable Infrastructure Capital, Inc. .......................................................... 369 13,561
Healthpeak Properties, Inc. ........................................................................ 2,101 34,519
Innovative Industrial Properties, Inc. ................................................................ 81 4,063
JBG SMITH Properties ............................................................................ 177 2,586
Kennedy-Wilson Holdings, Inc. ..................................................................... 408 4,415
Kilroy Realty Corp. ................................................................................ 382 10,776
LTC Properties, Inc. ............................................................................... 140 5,202
Monarch Casino & Resort, Inc. ..................................................................... 58 5,545
Pebblebrook Hotel Trust ........................................................................... 337 4,256
Realty Income Corp. ............................................................................... 2,034 124,440
Sabra Health Care REIT, Inc. ...................................................................... 738 14,192
Safehold, Inc. ..................................................................................... 226 3,058
SBA Communications Corp. ........................................................................ 296 50,945
SL Green Realty Corp. ............................................................................. 200 7,388
Sonida Senior Living, Inc.* ......................................................................... 60 1,935
STAG Industrial, Inc. ............................................................................... 567 20,446
Strawberry Fields REIT, Inc. ........................................................................ 178 2,118
UDR, Inc. ......................................................................................... 938 31,686
UMH Properties, Inc. .............................................................................. 275 3,968
Veris Residential, Inc. .............................................................................. 269 5,076
Vornado Realty Trust .............................................................................. 589 15,308
WP Carey, Inc. .................................................................................... 653 44,378
Total Real Estate Investment Trusts
(Cost $1,267,827)
1,251,867
Money Market Funds
— 6.7%
Dreyfus Government Cash Management, 3.53%
(a)
(Cost $1,257,016) ................................................................................. 1,257,016 1,257,016

Atlas America Fund
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
3
Notional
Amount Contracts Value
EXCHANGE TRADED PURCHASED OPTIONS - OPTIONS ON INDICES — 1.5%
SPDR Gold Shares, expiring 06/18/26, Strike Price $410.00 $ 1,640,000 40 $ 64,040
SPDR Gold Shares, expiring 06/30/26, Strike Price $400.00 2,000,000 50 68,000
SPDR Gold Shares, expiring 07/17/26, Strike Price $445.00 890,000 20 70,460
SPDR Gold Shares, expiring 08/21/26, Strike Price $400.00 1,600,000 40 71,480
Total Options
(Cost $221,504) 273,980
Total Investments Before Written Options – 99.3%
(Cost $17,418,291) 18,515,766
EXCHANGE TRADED WRITTEN OPTIONS - OPTIONS ON INDICES – (0.5)%
SPDR Gold Shares, expiring 06/18/26, Strike Price $360.00 $ (1,440,000) (40) (19,880)
SPDR Gold Shares, expiring 06/30/26, Strike Price $350.00 (1,750,000) (50) (21,500)
SPDR Gold Shares, expiring 07/17/26, Strike Price $395.00 (790,000) (20) (27,500)
SPDR Gold Shares, expiring 08/21/26, Strike Price $360.00 (1,440,000) (40) (32,000)
Total Options – (0.5)%
[Premiums Received $(65,933)] (100,880)
Total Written Options
[Premiums Received $(65,933)] (100,880)
Total Investments — 98.8%
(Cost $17,352,358) 18,414,886
Other Assets and Liabilities,
Net — 1.2% 220,430
Net Assets — 100% $ 18,635,316
_______________
* Non Income Producing.
(a) Rate shown reflects the 7-day yield as of March 31, 2026.